SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 56,771	$ 40,786
Interest expense	4,854	3,608
Realized disposition gains in fair value changes or equity	1,445	1,116
Realized disposition gains related to prior periods	1,100	1,000
Realized disposition gains recorded directly in equity	$ 242	0
Number of operating business groups	5
Number of reportable segments	7
Realized Disposition Gain (Loss), in Fair Value Changes	$ 95	78
Asset management
Disclosure of operating segments [line items]
Revenue	187	286
Private Equity
Disclosure of operating segments [line items]
Revenue	36,828	24,220
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	2,213	1,588
Intersegment interest income and other revenues	23	19
Interest expense	(26)	18
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,800	1,200
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	442	357
Revenue from construction contracts	$ 430	$ 357